Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Reconciliation of Employee Benefits, Restructuring and Post-retirement Employee Benefits (Parenthetical) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Employee Benefits Restructuring And Post Retirement Employee Benefits Provisions [line items]
Defined Benefit Obligation at Present Value	$ 151	$ 165
Recognised Assets Defined Benefit Plan	(159)	(169)
Unfunded Defined Pension And Post Retirement Medical Benefits	79	85
UnFunded Postemployment Benefit Obligations	$ 302	$ 200